Loans Receivables (Details) - Schedule of the activity in the allowance for credit loss - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Schedule of the activity in the allowance for credit loss [Abstract]
Balance at beginning of year	$ 498,762	$ 193,634
Provision	409,762	293,362
Charge-offs
Recoveries	(100,739)
Effect of translation adjustment	24,385	11,766
Balance at end of year	$ 832,170	$ 498,762